Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Summary of derivative instruments

	2016	2015
Notional amount	$2,280	$2,877
Weighted average pay rate on interest-rate swaps	3.74%	3.67%
Weighted average receive rate on interest-rate swaps	0.75%	0.39%
Weighted average maturity (years)	3.1	4.0
Fair value of interest-rate swaps	$(122)	$(213)
Fair value of yield maintenance provisions	$122	$213